29. Tenant Concentrations	12 Months Ended
Dec. 31, 2018
Tenant Concentrations
Tenant Concentrations

Note 29 — Tenant Concentrations

The Group’s major tenants that represented more than 10% of the Group’s annual rental revenue for the years ended December 31, 2018, 2017 and 2016 are as follows:

Tenant	2018	2017	2016*

Microelettrica	58.70%	59.61%	59.53%

*Restated for discontinued operations (see note 9 — Discontinued Operations)